Long-term debt, Current and Non-current Liabilities (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Current liabilities [Abstract]
Current portion of secured bank loans	$ 1,866,499,269	$ 3,704,429,770
Unsecured bank loans	64,827,258	19,958,980
Interest	108,029,151	71,398,277
Total current liabilities	2,039,355,678	3,795,787,027
Non-current liabilities [Abstract]
Secured bank loan	4,641,315,619	338,735,900
Unsecured bank loans	2,001,517	1,428,652,077
Total non-current liabilities	4,643,317,136	1,767,387,977
Secured bank loans carrying amount	$ 15,922,158,231	$ 15,200,566,623